Note 17 - Subsequent Events (Details) (USD $)	12 Months Ended				1 Months Ended						0 Months Ended	1 Months Ended
	Dec. 31, 2014	Jun. 30, 2013	May 31, 2013	May 31, 2011	Mar. 31, 2014 Subsequent Event [Member] Initial Conversion Price [Member]	Mar. 31, 2014 Subsequent Event [Member] Conversion Price 2 [Member]	Mar. 31, 2014 Subsequent Event [Member] Conversion Price 3 [Member]	Mar. 31, 2014 Subsequent Event [Member] Expectations [Member]	Mar. 31, 2014 Subsequent Event [Member] Received Prior to Signing of Transaction [Member]	Mar. 31, 2014 Subsequent Event [Member] Series C Preferred Stock [Member]	Apr. 08, 2014 Subsequent Event [Member] Revolving Credit Facility [Member]	Mar. 31, 2014 Subsequent Event [Member]	Mar. 31, 2014 Subsequent Event [Member] Maximum [Member]	Mar. 31, 2014 Scenario, Forecast [Member]	Mar. 31, 2014 Series C Preferred Stock [Member]
Note 17 - Subsequent Events (Details) [Line Items]
Annual Grant of Restricted Shares of Common Stock the Counterparty is Entitled To	200,000
Annual Grant of Restricted Shares of Common Stock the Counterparty is Entitled To, Gross	600,000
Proceeds from Issuance of Convertible Preferred Stock										$ 11,700,000				$ 1,000,000
Preferred Stock, Dividend Rate, Percentage										8.00%					8.00%
Preferred Stock, Conversion Price					$ 3.40	$ 4.25	$ 5.10
Preferred Stock, Percent of Offering Price in Future Public Equity Offering					85.00%	125.00%	150.00%
Public Equity Offering, Minimum Amount												10,000,000
Term of Warrant						5 years	5 years
Registration Statement Filing Term													30 days
Liquidating Damages Percentage of the Subscription Amount												1.50%	12.00%
Net Proceeds From Issuance of Convertible Preferred Stock								8,900,000	600,000
Number of Investors												1
Deposit Assets								500,000
Line of Credit Facility, Expiration Period											3 years
Line of Credit Facility, Maximum Borrowing Capacity											5,000,000
Debt Instrument, Interest Rate, Stated Percentage		6.50%	10.00%	1.00%							12.00%
Maximum Amount of Capital Raise Before Termination Allowed											$ 5,000,000